Income Tax And Deferred Taxes	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Income Tax And Deferred Taxes

20.   INCOME TAX AND DEFERRED TAXES

a)    Income taxes

The following table presents the components of the income tax expense/(benefit) recognized in the consolidated statement of comprehensive income for the years ended December 31, 2018, 2017 and 2016:

	For the years ended December 31,
Current Income Tax and Adjustments	2018	2017	2016
to Current Income Tax for Previous Periods	ThUS$	ThUS$	ThUS$

Current income tax	(698,216)	(647,937)	(533,042)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	20,104	30,041	28,471
Adjustments to current tax from the previous period	7,692	24,030	(1,666)
Other current tax benefit / (expense)	(267)	485	(316)

Current tax expense, net	(670,687)	(593,381)	(506,553)

Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	228,505	28,259	7,260
Benefit / (expense) from deferred taxes due to changes in tax rates or the introduction of new taxes	4,662	54,967	(32,835)
Adjustments to deferred taxes from the previous period	(412)	(8,979)	667
Total deferred tax benefit / (expense)	232,755	74,247	(24,908)

Income tax expense, continuing operations	(437,932)	(519,134)	(531,461)

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recognized in the consolidated statement of comprehensive income for the years ended December 31, 2018, 2017 and 2016:

		2018		2017		2016
Reconciliation of Tax Expense	Tax Rate	ThUS$	Tax Rate	ThUS$	Tax Rate	ThUS$

ACCOUNTING INCOME BEFORE TAX		2,104,990		1,645,648		1,376,069

Total tax income (expense) using statutory rate	(27.00%)	(568,345)	(25.50%)	(419,637)	(24.00%)	(330,256)
Tax effect of rates applied in other countries	(6.64%)	(139,772)	(10.93%)	(179,788)	(12.04%)	(165,722)
Tax effect of non-taxable operations and benefits from tax losses and tax credits	19.16%	403,399	8.39%	138,031	5.54%	76,231
Tax effect of non-tax-deductible expenses	(6.90%)	(145,156)	(7.76%)	(127,758)	(18.01%)	(247,867)
Tax effect of changes in income tax rates	0.22%	4,662	3.3%	54,967	(2.39%)	(32,835)
Tax effect of adjustments to taxes in previous periods	0.37%	7,692	1.5%	24,030	(0.12%)	(1,666)
Adjustments for prior periods deferred taxes	(0.02%)	(412)	(0.546%)	(8,979)	0.05%	667
Price level restatement for tax purposes (investments in subsidiaries, associates and joint ventures and equity)	0%	—	(—%)	—	12.35%	169,987
Total adjustments to tax expense using statutory rate	6%	130,413	(6.05%)	(99,497)	(14.62%)	(201,205)

Income tax benefit (expense), continuing operations	(20.80%)	(437,932)	(31.55%)	(519,134)	(38.62%)	(531,461)

The main temporary differences are described below.

b)    Deferred taxes

The table below shows the balances of the deferred tax assets and liabilities presented in the consolidated statement of financial position at December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
Assets/(Liabilities) for Deferred Taxes	Assets	Liabilities	Assets	Liabilities
	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	12,514	(362,295)	77,084	(409,305)
Amortizations	7,206	(24,400)	8,617	(29,383)
Obligations for post-employment benefits	374,105	(154)	83,968	(199)
Revaluations of financial instruments	3,290	(8,364)	10,785	(7,507)
Tax loss	258,589	—	—	—
Provisions	803,708	(210,459)	313,092	(168,774)
Provision for Civil Contingencies	256,544	—	46,147	—
Provision Contingencies Workers	32,360	—	33,669	—
Provision uncontainable accounts	235,875	—	99,420	—
Provision of Human Resources accounts	14,730	—	4,782	—
Financial assets IFRIC 12	—	(196,683)	—	(119,729)
Other Provisions	264,199	(13,776)	129,074	(49,045)
Other Deferred Taxes	271,041	(1,237,814)	65,327	(198,645)
Amortization PPA - CELG	—	(682,399)	—	(134,830)
Monetary Correction - Argentina	—	(265,047)	—	—
Other Deferred Taxes	271,041	(290,368)	65,327	(63,815)
Deferred taxes Assets/(Liabilities) before compensation	1,730,453	(1,843,486)	558,873	(813,813)
Compensation deferred taxes Assets/Liabilities	(1,297,416)	1,297,416	(358,502)	358,502
Deferred taxes Assets/(Liabilities) after compensation	433,037	(546,070)	200,371	(455,311)

The origin and changes in deferred tax assets and liabilities as of December 31, 2018 and 2017 are as follows:

				Movements
	Net balance as of January 1, 2018 before the application of IFRS 9	Effects first application IFRS 9 and IFRS 15 and IAS 29	Net balance as of January 1, 2018 after application of IFRS 9	Recognized in profit or loss	Recognized in comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2018
Deferred Taxes Assets/(Liabilities)	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	(332,221)	26	(332,195)	(25,314)	-	-	27,654	(19,926)	(349,781)
Amortizations	(20,766)	-	(20,766)	145	-	-	2,937	490	(17,194)
Obligations for post-employment benefits	83,769	-	83,769	1,362	59,036	262,299	(31,463)	(1,052)	373,951
Revaluations of financial instruments	3,278	-	3,278	(8,149)	1,103	-	(85)	(1,221)	(5,074)
Tax loss	-	-	-	274,706	-	-	(16,117)	-	258,589
Provisions	144,318	5,626	149,944	120,906	-	340,549	(70,557)	52,407	593,249
Provision for Civil Contingencies	46,147	-	46,147	7,183	-	218,400	(14,989)	(197)	256,544
Provision Contingencies Workers	33,669	-	33,669	(705)	-	-	(540)	(64)	32,360
Provision for doubtful trade accounts	99,420	5,626	105,046	111,533	-	34,765	(15,218)	(251)	235,875
Provision of Human Resources accounts	4,782	-	4,782	6,685	-	4,028	(870)	105	14,730
Financial assets IFRIC 12	(119,729)	-	(119,729)	(30,739)	-	(54,965)	7,689	1,061	(196,683)
Other Provisions	80,029	-	80,029	26,949	-	138,321	(46,629)	51,753	250,423
Other Deferred Taxes	(133,318)	(302,459)	(435,777)	(130,901)	5	(542,490)	216,005	(73,615)	(966,773)
Amortization PPA - CELG	(134,830)	-	(134,830)	12,105	-	(616,685)	54,726	2,285	(682,399)
Monetary Correction - Argentina	(2,883)	(302,459)	(305,342)	(111,518)	-	-	151,813	-	(265,047)
Other Deferred Taxes	4,395	-	4,395	(31,488)	5	74,195	9,466	(75,900)	(19,327)
Deferred Taxes Assets/(Liabilities)	(254,940)	(296,807)	(551,747)	232,755	60,144	60,358	128,374	(42,917)	(113,033)

		Movements
	Net balance as of January 1, 2017	Recognized in profit or loss	Recognized in comprehensive income	Acquisitions	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2017
Deferred Taxes Assets/(Liabilities)	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	(290,192)	(55,917)	-	-	(6,885)	20,773	(332,221)
Amortizations	(21,066)	147	-	-	153	-	(20,766)
Revaluations of financial instruments	80,129	778	4,590	-	(1,258)	(470)	83,769
Tax loss	9,386	(888)	(3,796)	-	8	(1,432)	3,278
Provisions	104,105	75,463	-	-	(11,652)	(23,598)	144,318
Provision for Civil Contingencies	47,456	444	-	-	(47)	(1,706)	46,147
Provision Contingencies Workers	30,366	3,457	-	-	(154)	-	33,669
Provision for doubtful trade accounts	101,579	(362)	-	-	(1,797)	-	99,420
Provision of Human Resources accounts	8,507	(4,579)	-	-	218	636	4,782
Financial assets IFRIC 12	(107,417)	(12,312)	-	-	-	-	(119,729)
Other Provisions	23,614	88,815	-	-	(9,872)	(22,528)	80,029
Other Deferred Taxes	(31,374)	54,664	27	(162,842)	7,992	(1,785)	(133,318)
Amortization PPA - CELG	-	4,528	-	(139,358)	-	-	(134,830)
Other Deferred Taxes	(31,374)	50,136	27	(23,484)	7,992	(1,785)	1,512
Deferred Taxes Assets/(Liabilities)	(149,012)	74,247	821	(162,842)	(11,642)	(6,512)	(254,940)

Recovery of deferred tax assets will depend on whether sufficient taxable profits are obtained in the future. The Company’s management believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

c)    As of December 31, 2018, the Group has not recognized deferred tax assets related to tax losses carry forward for ThUS$26,244 (ThUS$358,487 as of December 31, 2017) (see Note 4.p).

The Group has not recognized deferred tax liabilities for taxable temporary differences relating to investment in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future. As of December 31, 2018, the aggregate amount of taxable temporary differences relating to investments in subsidiaries and joint ventures for which deferred tax liabilities have not been recognized were ThUS$2,553,012 (ThUS$1,424,219 as of December 31, 2017). On the other hand, the total amount of deductible temporary differences relating to investments in subsidiaries and joint ventures for which as of December 31, 2018, it is probable that will not reverse in the foreseeable future or there will be not sufficient taxable profits in the future to recover such temporary differences were, ThUS$2,487,133 (ThUS$3,124,740 as of December 31, 2017).

The Group companies are potentially subject to income tax audits by the tax authorities of each country in which the Group operates. Such tax audits are limited to a number of annual tax periods and once these have expired, audits of these periods can no longer be performed. Tax audits by nature are often complex and can require several years to complete. The following table presents a summary of tax years potentially subject to examination:

Country	Period
Chile	2015-2017
Argentina	2013-2017
Brazil	2013-2017
Colombia	2015-2017
Peru	2011-2017

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by tax authorities for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, the Company’s Management estimates that the liabilities, if any, that may arise from such audits, would not significantly impact the Group companies’ future results.

The effects of deferred taxes on the components of other comprehensive income attributable to both controlling and non-controlling interests for the years ended December 31, 2018, 2017 and 2016, are as follows:

	December 31, 2018			December 31, 2017			December 31, 2016
Effects of Deferred Tax on the Components of Other	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax
Comprehensive Income	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Available-for-sale financial assets	(458)	—	(458)	(829)	—	(829)	976	—	976
Cash flow hedges	(2,727)	1,354	(1,373)	12,735	(5,088)	7,647	28,731	(6,816)	21,915
Share of other comprehensive income in associates and joint ventures accounted for using the equity method	—	—	—	—	—	—	(20,832)	—	(20,832)
Foreign currency translation	(1,575,134)	—	(1,575,134)	(95,501)	—	(95,501)	214,887	—	214,887
Actuarial gains (losses) from defined benefit pension plans	(177,527)	59,684	(117,843)	(4,941)	3,694	(1,247)	(29,399)	9,592	(19,807)

Components of other comprehensive income	(1,755,846)	61,038	(1,694,808)	(88,536)	(1,394)	(89,930)	194,363	2,776	197,139

The movements in deferred taxes for the components of other comprehensive income for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the years ended December 31,
	2018	2017	2016
Reconciliation of changes in deferred taxes of components of other comprehensive income	ThUS$	ThUS$	ThUS$

Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	60,144	821	10,100
Income tax of changes in cash flow hedge transactions	894	(1,292)	(21)
Deferred tax of actuarial gains (losses) from defined benefit plans	—	(896)	(710)
Total increases (decreases) for deferred taxes of other comprehensive income from discontinued operations	—	—	(6,593)
Other increases (decreases) for deferred taxes	—	(27)	—
Total income tax relating to components of other comprehensive income	61,038	(1,394)	2,776

d)     In Colombia, the law 1943 of 2018 modified the income tax rate from the taxable year of 2019 defining the following rates: year 2019 33%, year 2020 32%, year 2021 31%, year 2022 and following 30%. This affects the taxable income obtained during each year. The effect of temporary differences involving the payment of a lower or higher income tax in the current year is accounted as deferred tax credit or debit, respectively, at the tax rates when differences are reversed (33% for 2019, 32% for 2020, 31% for 2021 and 30% as from 2022), provided that there are reasonable expectations that such differences will be reversed in the future and also for the assets, which at that time should be generating sufficient taxable income.

As a result of this increase in rates, the Colombian subsidiaries recognized as of December 31, 2018 variations in their deferred tax assets and liabilities. The net charge to results amounted to ThUS$ 4,662.